Income Taxes - Income from Continuing and Discontinued Operations Before Income Taxes (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Schedule Of Components Of Income Loss Before Income Taxes [Line Items]
Income from continuing and discontinued operations before taxes	$ 298,035	$ 356,854	$ 292,033
Domestic (Israel) [Member]
Schedule Of Components Of Income Loss Before Income Taxes [Line Items]
Income from continuing and discontinued operations before taxes	99,182	184,410	91,485
Foreign (North America, the Cayman Islands, Ireland and the U.K.) [Member]
Schedule Of Components Of Income Loss Before Income Taxes [Line Items]
Income from continuing and discontinued operations before taxes	$ 198,853	$ 172,444	$ 200,548